Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Effective Rate	32.70%	22.10%	39.10%	18.40%	20.80%	30.60%	13.50%
Valuation allowance			$ 188		$ 64	$ 42	$ 20
Unrecognized tax benefits	$ 235		235		437	469	519	$ 465
Net income tax payables and refunds			221
Cash paid for income taxes			$ 200		$ 316	$ 363	$ 448